Consolidated Statement of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders Equity
Accumulated other comprehensive income (loss) comprises items that will not be recycled	$ 33.7	$ 20.8
Accumulated other comprehensive income comprises items that may be recycled	$ 25.1	$ 28.1
Number of shares issued		167,165,341
Number of common shares deemed to have been repurchased		517,409